Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2022
Central Mare [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses
The fees charged by Central Mare for the six months ended June 30, 2021 and 2022 are as follows:

	Six Months Ended June 30,
	2021	2022	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive income / (loss)
Amortization of awarded shares	(17)	(16)	Management fees - related parties - Statements of comprehensive income / (loss)
Total	163	164

Central Shipping Inc [Member]
Transactions with Related Parties [Abstract]
Fees and Expenses
The fees charged by and expenses relating to CSI for the six months ended June 30, 2021 and 2022 are as follows:

	Six Months Ended June 30,
	2021	2022	Presented in:
Management fees	99	61	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	705	866	Management fees - related parties -Statements of comprehensive income/(loss)
Supervision services fees	27	14	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	13	13	Vessel operating expenses -Statements of comprehensive income/(loss)
	178	129	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	180	180	Management fees - related parties -Statements of comprehensive income/(loss)
Commission for sale and purchase of vessels	793	-	Management fees - related parties -Statements of comprehensive income/(loss)
	-	730	Gain from vessel sales -Statements of comprehensive income/(loss)
	702	-	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
	-	455	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Commission on charter hire agreements	316	486	Voyage expenses - Statements of comprehensive income/(loss)
Financing fees	150	312	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	3,163	3,246